Additional cash flows information (Tables)	12 Months Ended
Aug. 31, 2020
Additional Cash Flows Information
Schedule of financing and investing activities not involving cash	Financing and investing activities not involving cash:

	2020	2019	2018
	$	$	$
Additions to property and equipment by way of finance lease	—	11,333	—